Organization and Principal Activities	6 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Bit Brother Ltd. (“BTB” or the “the Company”) is a holding company that was incorporated on November 28, 2011, under the laws of the British Virgin Islands. The accompanying condensed consolidated financial statements include the financial statements of BTB, its subsidiaries and variable interest entity (“VIE”) and VIE’s subsidiaries for which the Company or its subsidiaries are the primary beneficiaries. The Company has three operating business lines, including retail business by provision of high-quality tea beverages in its tea shop chain business, dark tea distribution business and planned blockchain business to be conducted.

On May 20, 2021, the Company received the stamped Certificate of Change of Name from the British Virgin Islands Registrar of Corporate Affairs dated May 20, 2021 pursuant to which the Company’s name has been changed from “Urban Tea, Inc.” to “Bit Brother Limited.” (the “second Name Change”). In addition to the second Name Change, the Company effectuated a change of its ticker symbol from “MYT” to “BTB,” (the “Symbol Change”) on June 16, 2021. As a result of the second Name Change and the Symbol Change, the Company’s CUSIP number changed to G1144D109.

On March 22, 2021, the Company, through Tea Language Group Limited (“NTH HK”), an indirect wholly owned subsidiary, established Qingdao Ethermainland Digital Technology Co., Ltd. (“BTB Qingdao”).

On April 21, 2021, Bit Brother New York Inc (“BTB NY”, formerly known as Delta Technology Holdings USA Inc) acquired a wholly owned subsidiary, Futureway International Management Limited (“BTB HK”) in Hong Kong. On May 25, 2021, Bit Brother HK formed Hunan Futureway Investment Limitded (“BTB WFOE”), a wholly owned subsidiary in China.

On May 13, 2021, BTB Qingdao entered into a series of variable interest entity agreements (“BTB VIE Agreements”) with Hunan Bit Brother Holding Limited (“BTB Hunan”) and all of their shareholders. The BTB VIE Agreements are designed to provide BTB Qingdao with the power, rights and obligations equivalent in all material respects to those it would possess as the controlling equity holder of both BTB Hunan, including absolute control rights and the rights to the management, operations, assets, property and revenue of BTB Hunan. The purpose is solely to give BTB Qingdao the exclusive control over BTB Hunan’s management and operations.